UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Unamortized discount on convertiable notes payable	$ 2,218	$ 5,371
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, authorized	5,000,000,000	5,000,000,000
Common Stock, issued	60,788,382	60,788,382
Common Stock, outstanding	60,788,382	60,788,382
Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, authorized	50,000,000	50,000,000
Preferred Stock, issued	25,000,000	25,000,000
Preferred Stock, outstanding	25,000,000	25,000,000
Preferred Stock - Class B [Member]
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, authorized	10,000,000	10,000,000
Preferred Stock, issued	9,100,000	9,100,000
Preferred Stock, outstanding	9,100,000	9,100,000
Preferred Stock - Class C [Member]
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, authorized	10,000,000	10,000,000
Preferred Stock, issued	1,690,000	1,690,000
Preferred Stock, outstanding	1,690,000	1,690,000